Income tax expense, Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Unrecognized deferred tax assets [Abstract]
Total tax losses	$ 49,227	$ 50,563
Tax losses utilised	(4,419)	(4,688)
Deferred tax asset on losses not recognized	$ 44,808	$ 45,875